ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to (reversal of) allowance			¥ 153,329	¥ 3,730,606
Third parties
ACCOUNTS RECEIVABLE, NET
Ending balance	¥ 995,449	$ 137,279	9,612,470	¥ 9,315,427
Charge to (reversal of) allowance	(8,767,356)	(1,209,073)	153,329
Foreign currency translation adjustments	150,335	20,733	143,714
Beginning balance	¥ 9,612,470	$ 1,325,619	¥ 9,315,427